ACQUISITION (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Net revenues	$ 66,286	$ 1,077,550	$ 671,863
Net loss	(1,056,378)	(4,171,807)	(405,983)
Net loss attributable to Avalon GloboCare Corp.	$ (1,053,082)	$ (3,561,650)	$ (420,879)
Net loss per share	$ (0.02)	$ (0.05)	$ (0.01)